Annual Operating Expenses {- Fidelity® Telecom and Utilities Fund} - 01.31 Fidelity Telecom and Utilities Fund PRO-06 - Fidelity® Telecom and Utilities Fund - Fidelity Telecom and Utilities Fund-Default
Apr. 01, 2021
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.47%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.20%
Total annual operating expenses	0.67%